Income Taxes (Movement of Valuation Allowances) (Details) (Valuation Allowance of Deferred Tax Assets [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
At beginning of year	$ (22,836,709)	$ (19,122,901)	$ (8,309,621)
Acquisition of Ku6	0	0	(6,123,900)
Current year additions	(1,415,765)	(4,452,155)	(14,292,925)
Current year reversals	180,965	1,591,018	1,404,205
Transferred out due to disposal of WVAS and recorded music businesses	0	0	8,433,935
Effect of exchange rate changes	(232,009)	(852,671)	(234,595)
At end of year	$ (24,303,518)	$ (22,836,709)	$ (19,122,901)